Average Annual Total Returns - Delaware Tax-Free Colorado Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	(8.53%)	1.25%	2.13%	(15.64%)	(0.35%)	1.30%	(15.64%)	(0.35%)	1.30%	(8.18%)	0.45%	1.75%	(13.23%)	(0.20%)	1.01%	(11.44%)	0.82%	2.88%	Dec. 31, 2013